New Accounting Standards	12 Months Ended
Dec. 31, 2022
Disclosure Of New Accounting Standards [Abstract]
New accounting standards
3.	New accounting standards
New standards and interpretations adopted and effective during the periods
The following new IFRS standards have been adopted by the Group effective 1 January 2022:
IAS 16 (Amendments) – Property, Plant and Equipment – Proceeds before Intended Use
The IASB issued amendments to IAS 16, which prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced before that asset is available for use; that is, proceeds from items being sold while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Consequently, an entity recognizes such sales proceeds and related costs in profit or loss. The entity measures the cost of those items in accordance with IAS 2 Inventories. The amendments also clarified the meaning of ‘testing whether an asset is functioning properly’. IAS 16 now specifies this as assessing whether the technical and physical performance of the asset is such that it is capable of being used in the production or supply of goods or services, for rental to others, or for administrative purposes. The adoption of the amendments did not have a material impact on the consolidated financial statements of the Group.
IAS 37 (Amendment) – Onerous Contracts – Cost of Fulfilling a Contract
The IASB issued amendments to IAS 37 to specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract consist of both the incremental costs of fulfilling that contract (examples would be direct labor or materials) and an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract). The amendments apply to contracts for which the entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which the entity first applies the amendments. Comparatives are not restated. Instead, the entity shall recognize the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings or other component of equity, as appropriate, at the date of initial application. The adoption of the amendments did not have a material impact on the consolidated financial statements of the Group.
Annual Improvements to IFRS Standards 2018-2020 Cycle
IFRS 9 Financial Instruments
The IASB issues amendments on IFRS 9, which clarifies that in applying the ‘10 percent’ test to assess whether to derecognize a financial liability, an entity includes only fees paid or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on the other’s behalf. The amendment is applied prospectively to modifications and exchanges that occur on or after the date the entity first applies the amendment. The adoption of the amendments did not have a material impact on the consolidated financial statements of the Group.
New and revised IFRS standards in issue but not yet effective
The following new standards are not yet adopted by or effective for the Group and have not been applied in preparing these consolidated financial statements.
IFRS 10 and IAS 28 (Amendments) – Sale or Contribution of Assets between Investor and its Associate or Joint Venture:
The IASB issues amendments to IFRS 10 and IAS 28, which relate to situations where there is a sale or contribution of assets between an investor and its associate or joint venture. The amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognized in the parent’s profit or loss only to the extent of the unrelated investors’ interests in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognized in the former parent’s profit or loss only to the extent of the unrelated investors’ interests in the new associate or joint venture. The effective date of the amendments has yet to be set by the Board; however, earlier application of the amendments is permitted. The Group anticipates that the application of these amendments may have an impact on the consolidated financial statements in future periods should such transactions arise.
IAS 1 (Amendments) – Classification of Liabilities as Current or
Non-Current
The IASB issues amendments to IAS 1, which affect the presentation of liabilities as current or non-current
in the statement of financial position. The amendment does not impact the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items. The amendments clarify that the classification of liabilities as current or non-current
is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendments are applied retrospectively for annual periods beginning on or after 1 January 2023, with early application permitted. The Group anticipates that the application of these amendments may have an impact on the consolidated financial statements in future periods.
Annual Improvements to IFRS Standards 2018-2020 Cycle
The Annual Improvements include amendments to the following Standards that are relevant to the Group:
IFRS 16 Leases
The IASB issues amendments on IFRS 16, which removes the illustration of the reimbursement of leasehold improvements. As the amendment to IFRS 16 only regards an illustrative example, no effective date is stated.
IAS 1 Presentation of Financial Statements, Practice statement 2 and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors
The aim to improve accounting policy disclosures and to help users of the financial statements to distinguish between changes in accounting estimates and changes in accounting policies. The amendment is effective for annual periods beginning on or after 1 January 2023.
IAS 12 Income Taxes
These require companies to recognize deferred tax on transactions that, on initial recognition give rise to equal amounts of taxable and deductible temporary differences. The amendment is effective for annual periods beginning on or after 1 January 2023.

The Group anticipates that the application of these amendments will not have a material impact on the consolidated financial statements.